Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE RETIREMENT FUNDS, INC.
Entity Central Index Key	0001177017
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000141690
Shareholder Report [Line Items]
Fund Name	Target 2060 Fund
Class Name	Investor Class
Trading Symbol	TRTFX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Target 2060 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2060 Fund - Investor Class	$67	0.64%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Versus the style-specific S&P Target Date 2060 Index, our diversified U.S. mid-cap equity structure contributed to performance for the trailing one-year period as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation. Additionally, glide path effect added value as the fund’s greater total equity exposure versus the benchmark was beneficial.

  On the negative side, a leading detractor from relative results was security selection within the US Mid-Cap Growth Equity Strategy, which trailed its benchmark. The fund’s structural exposure to real assets equities also detracted.

  The fund seeks the highest total return over time, consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,339	9,394	9,323
2015	9,607	9,895	9,680
2016	8,881	9,142	8,946
2016	9,639	10,022	9,747
2016	10,048	10,468	10,133
2016	10,058	10,717	10,200
2017	10,765	11,546	10,910
2017	11,335	11,795	11,330
2017	11,749	12,150	11,658
2017	12,381	13,104	12,428
2018	12,632	13,419	12,636
2018	12,622	13,572	12,714
2018	12,988	14,610	13,185
2018	12,309	13,828	12,453
2019	12,745	14,096	12,779
2019	12,631	13,911	12,576
2019	13,258	14,801	13,118
2019	13,999	15,970	14,015
2020	13,390	15,069	13,195
2020	13,390	15,505	13,141
2020	15,231	17,975	14,787
2020	16,336	19,008	15,756
2021	17,710	20,393	16,900
2021	19,095	22,314	18,321
2021	19,896	23,914	18,978
2021	19,447	24,014	18,660
2022	18,484	22,900	18,148
2022	17,201	21,492	17,196
2022	16,284	20,738	16,290
2022	16,925	21,420	16,900
2023	16,835	21,051	17,026
2023	17,245	21,929	17,332
2023	18,409	23,798	18,400
2023	18,581	24,121	18,568
2024	20,434	27,072	20,280
2024	21,265	27,978	20,987
2024	22,451	30,020	22,280
2024	23,241	32,439	22,989
2025	23,026	31,819	22,898
2025	23,320	31,648	23,417

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Target 2060 Fund (Investor Class)	9.66%	11.74%	8.84%
Russell 3000 Index (Regulatory Benchmark)	13.12	15.34	12.21
S&P Target Date 2060 Index (Strategy Benchmark)	11.58	12.25	8.88

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 183,246,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 881,000
InvestmentCompanyPortfolioTurnover	22.30%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$183,246 Number of Portfolio Holdings21
Holdings [Text Block]
Domestic Equity Funds	68.6%
International Equity Funds	28.9
Domestic Bond Funds	0.7
International Bond Funds	0.1
Short-Term and Other	1.7

Largest Holdings [Text Block]
T. Rowe Price Value Fund	15.5%
T. Rowe Price Growth Stock Fund	14.8
T. Rowe Price U.S. Large-Cap Core Fund	10.3
T. Rowe Price Equity Index 500 Fund	9.5
T. Rowe Price International Value Equity Fund	8.8
T. Rowe Price Overseas Stock Fund	7.9
T. Rowe Price International Stock Fund	6.8
T. Rowe Price Real Assets Fund	6.4
T. Rowe Price Mid-Cap Growth Fund	3.6
T. Rowe Price Mid-Cap Value Fund	3.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000141691
Shareholder Report [Line Items]
Fund Name	Target 2060 Fund
Class Name	Advisor Class
Trading Symbol	TRTGX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Target 2060 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2060 Fund - Advisor Class	$93	0.89%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Versus the style-specific S&P Target Date 2060 Index, our diversified U.S. mid-cap equity structure contributed to performance for the trailing one-year period as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation. Additionally, glide path effect added value as the fund’s greater total equity exposure versus the benchmark was beneficial.

  On the negative side, a leading detractor from relative results was security selection within the US Mid-Cap Growth Equity Strategy, which trailed its benchmark. The fund’s structural exposure to real assets equities also detracted.

  The fund seeks the highest total return over time, consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,330	9,394	9,323
2015	9,588	9,895	9,680
2016	8,863	9,142	8,946
2016	9,619	10,022	9,747
2016	10,007	10,468	10,133
2016	10,017	10,717	10,200
2017	10,710	11,546	10,910
2017	11,277	11,795	11,330
2017	11,678	12,150	11,658
2017	12,296	13,104	12,428
2018	12,534	13,419	12,636
2018	12,524	13,572	12,714
2018	12,876	14,610	13,185
2018	12,192	13,828	12,453
2019	12,628	14,096	12,779
2019	12,492	13,911	12,576
2019	13,124	14,801	13,118
2019	13,845	15,970	14,015
2020	13,232	15,069	13,195
2020	13,221	15,505	13,141
2020	15,039	17,975	14,787
2020	16,118	19,008	15,756
2021	17,450	20,393	16,900
2021	18,816	22,314	18,321
2021	19,583	23,914	18,978
2021	19,140	24,014	18,660
2022	18,170	22,900	18,148
2022	16,907	21,492	17,196
2022	15,979	20,738	16,290
2022	16,610	21,420	16,900
2023	16,506	21,051	17,026
2023	16,909	21,929	17,332
2023	18,026	23,798	18,400
2023	18,182	24,121	18,568
2024	20,000	27,072	20,280
2024	20,788	27,978	20,987
2024	21,922	30,020	22,280
2024	22,682	32,439	22,989
2025	22,473	31,819	22,898
2025	22,746	31,648	23,417

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Target 2060 Fund (Advisor Class)	9.42%	11.46%	8.56%
Russell 3000 Index (Regulatory Benchmark)	13.12	15.34	12.21
S&P Target Date 2060 Index (Strategy Benchmark)	11.58	12.25	8.88

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 183,246,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 881,000
InvestmentCompanyPortfolioTurnover	22.30%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$183,246 Number of Portfolio Holdings21
Holdings [Text Block]
Domestic Equity Funds	68.6%
International Equity Funds	28.9
Domestic Bond Funds	0.7
International Bond Funds	0.1
Short-Term and Other	1.7

Largest Holdings [Text Block]
T. Rowe Price Value Fund	15.5%
T. Rowe Price Growth Stock Fund	14.8
T. Rowe Price U.S. Large-Cap Core Fund	10.3
T. Rowe Price Equity Index 500 Fund	9.5
T. Rowe Price International Value Equity Fund	8.8
T. Rowe Price Overseas Stock Fund	7.9
T. Rowe Price International Stock Fund	6.8
T. Rowe Price Real Assets Fund	6.4
T. Rowe Price Mid-Cap Growth Fund	3.6
T. Rowe Price Mid-Cap Value Fund	3.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000169049
Shareholder Report [Line Items]
Fund Name	Target 2060 Fund
Class Name	I Class
Trading Symbol	TTOIX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Target 2060 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2060 Fund - I Class	$48	0.46%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Versus the style-specific S&P Target Date 2060 Index, our diversified U.S. mid-cap equity structure contributed to performance for the trailing one-year period as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation. Additionally, glide path effect added value as the fund’s greater total equity exposure versus the benchmark was beneficial.

  On the negative side, a leading detractor from relative results was security selection within the US Mid-Cap Growth Equity Strategy, which trailed its benchmark. The fund’s structural exposure to real assets equities also detracted.

  The fund seeks the highest total return over time, consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	I Class	Regulatory Benchmark	Strategy Benchmark
2/26/16	500,000	500,000	500,000
2/29/16	497,210	496,422	497,197
5/31/16	540,179	544,231	541,743
8/31/16	562,500	568,440	563,190
11/30/16	563,616	581,943	566,886
2/28/17	603,220	626,947	606,377
5/31/17	635,701	640,512	629,672
8/31/17	658,902	659,747	647,900
11/30/17	694,863	711,555	690,705
2/28/18	708,922	728,662	702,290
5/31/18	708,318	736,982	706,634
8/31/18	729,453	793,335	732,771
11/30/18	690,807	750,879	692,084
2/28/19	716,936	765,454	710,229
5/31/19	709,901	755,379	698,973
8/31/19	746,356	803,727	729,081
11/30/19	787,926	867,195	778,948
2/29/20	753,744	818,289	733,333
5/31/20	753,744	841,972	730,373
8/31/20	858,375	976,058	821,849
11/30/20	921,020	1,032,167	875,681
2/28/21	998,815	1,107,368	939,250
5/31/21	1,077,274	1,211,696	1,018,255
8/31/21	1,122,985	1,298,577	1,054,773
11/30/21	1,098,424	1,304,032	1,037,067
2/28/22	1,044,049	1,243,505	1,008,612
5/31/22	972,558	1,167,058	955,720
8/31/22	920,179	1,126,100	905,362
11/30/22	956,986	1,163,163	939,291
2/28/23	952,995	1,143,118	946,262
5/31/23	976,129	1,190,804	963,255
8/31/23	1,042,548	1,292,283	1,022,622
11/30/23	1,052,996	1,309,822	1,031,963
2/29/24	1,158,783	1,470,073	1,127,102
5/31/24	1,206,552	1,519,264	1,166,416
8/31/24	1,273,583	1,630,142	1,238,263
11/30/24	1,319,041	1,761,518	1,277,696
2/28/25	1,308,031	1,727,827	1,272,610
5/31/25	1,325,472	1,718,566	1,301,447

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 2/26/16
Target 2060 Fund (I Class)	9.86%	11.95%	11.11%
Russell 3000 Index (Regulatory Benchmark)	13.12	15.34	14.27
S&P Target Date 2060 Index (Strategy Benchmark)	11.58	12.25	10.89

Performance Inception Date	Feb. 26, 2016
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 183,246,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 881,000
InvestmentCompanyPortfolioTurnover	22.30%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$183,246 Number of Portfolio Holdings21
Holdings [Text Block]
Domestic Equity Funds	68.6%
International Equity Funds	28.9
Domestic Bond Funds	0.7
International Bond Funds	0.1
Short-Term and Other	1.7

Largest Holdings [Text Block]
T. Rowe Price Value Fund	15.5%
T. Rowe Price Growth Stock Fund	14.8
T. Rowe Price U.S. Large-Cap Core Fund	10.3
T. Rowe Price Equity Index 500 Fund	9.5
T. Rowe Price International Value Equity Fund	8.8
T. Rowe Price Overseas Stock Fund	7.9
T. Rowe Price International Stock Fund	6.8
T. Rowe Price Real Assets Fund	6.4
T. Rowe Price Mid-Cap Growth Fund	3.6
T. Rowe Price Mid-Cap Value Fund	3.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless